John Hancock Funds
200 Berkeley Street
Boston, MA 02116
October 4, 2023
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:
John Hancock Bond Trust (the “Registrant”), on behalf of:
John Hancock ESG Core Bond Fund;
John Hancock Government Income Fund;
John Hancock High Yield Fund;
John Hancock Investment Grade Bond Fund; and
John Hancock Short Duration Bond Fund (collectively, the “Funds”)
File Nos. 002-66906; 811-03006
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds, each dated October 1, 2023, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 143 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 26, 2023 via EDGAR.
If you have any questions or comments, please email me at tdee@jhancock.com.
/s/ Thomas Dee
Thomas Dee, Esq. Assistant Secretary of the Trust